Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.90%
	Business Services - 24.43%
477,376	ACI Worldwide, Inc.(a)	$16,393,092
844,674	ANSYS, Inc.(a)	173,006,129
1,964,717	Guidewire Software, Inc.(a)	199,183,009
2,459,442	NIC, Inc.	39,449,450
1,320,320	Paycom Software, Inc.(a)	299,342,950
3,239,314	PROS Holdings, Inc.(a)(b)	204,919,004
2,238,677	Q2 Holdings, Inc.(a)	170,945,376
1,004,561	Tyler Technologies, Inc.(a)	217,005,267
		1,320,244,277

	Consumer Related - 2.16%
2,178,809	Alarm.com Holdings, Inc.(a)	116,566,282

	Industrial Products & Systems - 16.92%
2,168,783	Balchem Corp.(b)	216,813,236
5,116,891	Cognex Corp.	245,508,430
1,154,639	DMC Global, Inc.(b)	73,146,381
2,944,811	Helios Technologies, Inc.(b)	136,668,679
2,087,270	Proto Labs, Inc.(a)(b)	242,165,065
		914,301,791

	Information/Knowledge Management - 17.80%
2,156,651	Alteryx, Inc. - Class A(a)	235,333,757
1,838,316	American Software, Inc. - Class A(b)	24,173,855
484,719	Appfolio, Inc. - Class A(a)	49,572,212
2,334,543	Blackbaud, Inc.	194,934,340
3,334,806	Manhattan Associates, Inc.(a)(b)	231,202,100
2,656,668	NetScout Systems, Inc.(a)	67,452,801
4,323,754	NextGen Healthcare, Inc.(a)(b)	86,042,705
2,292,529	Vocera Communications, Inc.(a)(b)	73,177,526
		961,889,296

	Medical/Health Care - 31.70%
720,163	ABIOMED, Inc.(a)	187,595,260
835,763	Bio-Techne Corp.	174,248,228
1,883,718	Cantel Medical Corp.	151,903,019
2,310,621	Cardiovascular Systems, Inc.(a)(b)	99,194,959
515,978	Cyclerion Therapeutics, Inc.(a)	5,907,948
419,128	Endologix, Inc.(a)	3,034,487
1,352,699	Glaukos Corp.(a)	101,993,505
226,964	Incyte Corp.(a)	19,282,861
1,909,164	Inogen, Inc.(a)(b)	127,455,789
1,092,975	iRhythm Technologies, Inc.(a)	86,432,463
5,904,805	Ironwood Pharmaceuticals, Inc.(a)	64,598,567
2,223,137	Medidata Solutions, Inc.(a)	201,216,130
2,466,110	Meridian Bioscience, Inc.(b)	29,297,387
2,835,704	Quidel Corp.(a)(b)	168,213,961
1,802,916	Veeva Systems, Inc. - Class A(a)	292,270,713
		1,712,645,277

Shares		Value (Note 1)
COMMON STOCKS - 96.90% (continued)
	Miscellaneous - 3.89%
3,381,613	Neogen Corp.(a)(b)	$210,031,983

Total Common Stocks (Cost $2,486,365,646)		5,235,678,906

SHORT TERM INVESTMENTS - 3.01%
162,752,249	Dreyfus Government Cash Management Institutional Shares, 2.24%(c)	162,752,249

Total Short Term Investments (Cost $162,752,249)		162,752,249

Total Value of Investments (Cost $2,649,117,895) - 99.91%		5,398,431,155
Other Assets in Excess of Liabilities - 0.09%		4,596,439
Net Assets - 100.00%		$5,403,027,594

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2019.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	24.43%	$1,320,244,277
Consumer Related	2.16%	116,566,282
Industrial Products & Systems	16.92%	914,301,791
Information/Knowledge Management	17.80%	961,889,296
Medical/Health Care	31.70%	1,712,645,277
Miscellaneous	3.89%	210,031,983
Short Term Investments	3.01%	162,752,249
Other assets in excess of liabilities	0.09%	4,596,439
Total	100.00%	$5,403,027,594

See Notes to Schedule of Investments.

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of June 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.89%
	Business Services - 17.31%
5,693	Bright Horizons Family Solutions, Inc.(a)	$858,903
9,213	Envestnet, Inc.(a)	629,893
6,186	Equifax, Inc.	836,595
4,272	Jack Henry & Associates, Inc.	572,106
13,425	RealPage, Inc.(a)	790,061
4,263	Tyler Technologies, Inc.(a)	920,893
		4,608,451

	Consumer Related - 16.06%
974	Chipotle Mexican Grill, Inc.(a)	713,825
3,961	Expedia, Inc.	526,932
17,911	LKQ Corp.(a)	476,612
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	456,230
1,385	O'Reilly Automotive, Inc.(a)	511,508
5,112	Tractor Supply Co.	556,186
2,414	Ulta Beauty, Inc.(a)	837,392
7,825	Under Armour, Inc. - Class A(a)	198,364
		4,277,049

	Financial Services - 9.30%
7,717	Broadridge Financial Solutions, Inc.	985,306
3,427	FleetCor Technologies, Inc.(a)	962,473
4,829	T Rowe Price Group, Inc.	529,790
		2,477,569

	Industrial Products & Systems - 13.61%
17,557	Cognex Corp.	842,385
27,878	Fastenal Co.	908,544
5,737	IPG Photonics Corp.(a)	884,932
1,994	JB Hunt Transport Services, Inc.	182,272
5,405	Quanta Services, Inc.	206,417
8,664	SiteOne Landscape Supply, Inc.(a)	600,415
		3,624,965

	Information/Knowledge Management - 17.87%
2,772	ANSYS, Inc.(a)	567,761
4,613	Autodesk, Inc.(a)	751,458
5,398	Blackbaud, Inc.	450,733
7,088	Guidewire Software, Inc.(a)	718,582
8,189	Manhattan Associates, Inc.(a)	567,743
2,833	MAXIMUS, Inc.	205,506
1,240	Red Hat, Inc.(a)	232,822
4,207	Shopify, Inc. - Class A(a)	1,262,731
		4,757,336

	Medical/Health Care - 21.74%
2,329	Align Technology, Inc.(a)	637,447
5,542	Cerner Corp.	406,229
4,080	DexCom, Inc.(a)	611,347
3,767	Edwards Lifesciences Corp.(a)	695,916

Shares		Value (Note 1)
COMMON STOCKS - 95.89% (continued)
	Medical/Health Care - 21.74% (continued)
2,568	Jazz Pharmaceuticals PLC(a)	$366,094
7,772	Masimo Corp.(a)	1,156,629
3,067	Omnicell, Inc.(a)	263,854
6,356	Veeva Systems, Inc. - Class A(a)	1,030,371
5,462	Zoetis, Inc.	619,883
		5,787,770

Total Common Stocks (Cost $16,491,033)		25,533,140

SHORT TERM INVESTMENTS - 4.24%
1,127,763	Dreyfus Government Cash Management Institutional Shares, 2.24%(b)	1,127,763

Total Short Term Investments (Cost $1,127,763)		1,127,763

Total Value of Investments (Cost $17,618,796) - 100.13%		26,660,903
Liabilities in Excess of Other Assets - (0.13)%		(34,366)
Net Assets - 100.00%		$26,626,537

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at June 30, 2019.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	17.31%	$4,608,451
Consumer Related	16.06%	4,277,049
Financial Services	9.30%	2,477,569
Industrial Products & Systems	13.61%	3,624,965
Information/Knowledge Management	17.87%	4,757,336
Medical/Health Care	21.74%	5,787,770
Short Term Investments	4.24%	1,127,763
Liabilities in excess of other assets	(0.13)%	(34,366)
Total	100.00%	$26,626,537

See Notes to Schedule of Investments.

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.29%
	Australia - 2.59%
6,570	Cochlear, Ltd.	$954,043

	Canada - 1.52%
20,824	Canadian Natural Resources, Ltd.	561,487

	Denmark - 5.42%
8,770	Chr Hansen Holding A/S	823,538
23,002	Novo Nordisk A/S - Class B	1,172,150
		1,995,688

	Finland - 1.72%
10,745	Kone OYJ - Class B	634,122

	France - 8.93%
7,418	Dassault Systemes SE	1,183,432
3,983	EssilorLuxottica SA	519,711
1,926	Ingenico Group SA	170,342
4,229	Ipsen SA	577,056
5,589	Sanofi	482,427
4,656	Societe BIC SA	354,985
		3,287,953

	Germany - 9.01%
16,846	Carl Zeiss Meditec AG	1,661,747
693	Rational AG	477,140
8,591	SAP SE	1,179,684
		3,318,571

	Hong Kong - 2.94%
709,146	Kingdee International Software Group Co., Ltd.	767,091
146,443	Kingsoft Corp., Ltd.(a)	316,818
		1,083,909

	Ireland - 11.85%
18,048	Avadel Pharmaceuticals PLC(a)(b)	52,159
14,195	DCC PLC	1,265,491
4,910	Flutter Entertainment PLC	369,270
10,406	ICON PLC(a)	1,602,212
9,850	Johnson Controls International PLC	406,903
402,160	Total Produce PLC	667,652
		4,363,687

	Israel - 3.28%
10,456	Check Point Software Technologies, Ltd.(a)	1,208,818

	Italy - 2.15%
41,083	Azimut Holding SpA	790,893

	Japan - 7.37%
18,600	CyberAgent, Inc.	673,682
37,510	Mitsubishi Estate Co., Ltd.	697,561
41,733	Rakuten, Inc.	495,462
17,867	Sapporo Holdings, Ltd.	376,017

Shares		Value (Note 1)
COMMON STOCKS - 97.29% (continued)
	Japan - 7.37% (continued)
26,502	Yamaha Motor Co., Ltd.	$470,726
		2,713,448

	Mexico - 2.28%
86,894	Fomento Economico Mexicano SAB de CV	840,702

	Netherlands - 7.27%
27,541	QIAGEN NV(a)	1,116,787
21,466	Wolters Kluwer NV	1,562,664
		2,679,451

	South Africa - 0.76%
11,308	Sasol, Ltd.(b)	281,004

	Spain - 2.70%
33,654	Grifols SA	994,967

	Switzerland - 13.41%
212	Chocoladefabriken Lindt & Spruengli AG	1,542,983
395	Givaudan SA	1,115,161
4,257	Nestle SA	440,701
2,416	Roche Holding AG	679,732
1,821	Swatch Group AG	521,378
3,575	Temenos AG	639,596
		4,939,551

	United Kingdom - 14.09%
109,612	BAE Systems PLC	689,605
22,897	Carnival Corp.	1,065,855
30,321	Diageo PLC	1,303,048
303,935	Man Group PLC/Jersey	601,360
63,123	RELX PLC	1,530,713
		5,190,581

Total Common Stocks (Cost $26,088,295)		35,838,875

SHORT TERM INVESTMENTS - 2.30%
847,421	Dreyfus Government Cash Management Institutional Shares, 2.24%(c)	847,421

Total Short Term Investments (Cost $847,421)		847,421

Total Value of Investments (Cost $26,935,716) - 99.59%		36,686,296
Other Assets in Excess of Liabilities - 0.41%		152,018
Net Assets - 100.00%		$36,838,314

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2019.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	1.83%	$673,682
Consumer Discretionary	7.93%	2,922,691
Consumer Staples	14.04%	5,171,103
Energy	2.28%	842,491
Financials	3.78%	1,392,253
Health Care	26.63%	9,812,991
Industrials	18.81%	6,921,623
Information Technology	14.83%	5,465,781
Materials	5.27%	1,938,699
Real Estate	1.89%	697,561
Short Term Investments	2.30%	847,421
Other assets in excess of liabilities	0.41%	152,018
Total	100.00%	$36,838,314

See Notes to Schedule of Investments.

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of June 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 91.89%
	Argentina - 3.96%
39,040	MercadoLibre, Inc.(a)	$23,883,501

	Australia - 4.94%
260,177	REA Group, Ltd.	17,542,403
627,986	WiseTech Global, Ltd.	12,216,717
		29,759,120

	Austria - 1.84%
130,944	Schoeller-Bleckmann Oilfield Equipment AG	11,107,675

	Canada - 7.85%
751,189	Descartes Systems Group, Inc.(a)	27,792,071
312,933	Kinaxis, Inc.(a)	19,516,046
		47,308,117

	Denmark - 6.28%
919,272	Ambu A/S - Class B	14,893,715
437,307	NNIT A/S	8,434,156
150,170	SimCorp A/S	14,527,083
		37,854,954

	France - 7.65%
662,650	Albioma SA	17,556,537
370,387	Interparfums SA	17,752,194
420,236	Lectra	10,775,527
		46,084,258

	Germany - 11.75%
984,379	Evotec SE(a)	27,513,316
238,698	Nexus AG	9,011,262
194,477	STRATEC SE	12,582,856
128,882	Wirecard AG	21,696,986
		70,804,420

	Hong Kong - 3.11%
15,725,000	Kingdee International Software Group Co., Ltd.	17,009,902
1,174,000	Lifestyle International Holdings, Ltd.	1,716,282
		18,726,184

	India - 1.83%
232,092	CRISIL, Ltd.	5,002,280
1,395,256	Emami, Ltd.	6,045,722
		11,048,002

	Ireland - 1.02%
686,486	Avadel Pharmaceuticals PLC(a)(b)	1,983,945
2,483,888	Datalex PLC	2,587,177

Shares		Value (Note 1)
COMMON STOCKS - 91.89% (continued)
	Ireland - 1.02% (continued)
20,728	Flutter Entertainment PLC	$1,558,907
		6,130,029

	Israel - 4.98%
234,981	CyberArk Software, Ltd.(a)	30,039,971

	Italy - 1.77%
554,698	Azimut Holding SpA	10,678,550

	Japan - 12.53%
787,914	Hiday Hidaka Corp.	15,076,442
570,800	Kakaku.com, Inc.	11,012,048
1,024,800	M3, Inc.	18,715,681
212,575	Software Service, Inc.	20,525,027
402,226	Towa Pharmaceutical Co., Ltd.	10,207,210
		75,536,408

	South Africa - 0.60%
593,041	Famous Brands, Ltd.(a)	3,622,245

	Switzerland - 1.91%
14,647	Partners Group Holding AG	11,508,143

	United Kingdom - 19.87%
1,357,398	Abcam PLC	25,409,205
583,250	Dechra Pharmaceuticals PLC	20,339,565
136,898	GW Pharmaceuticals PLC(a)(b)	23,599,846
409,054	Immunodiagnostic Systems Holdings PLC	935,060
728,896	PayPoint PLC	8,978,912
1,504,822	Playtech PLC	8,152,529
1,188,491	Rightmove PLC	8,070,352
7,504,661	Vectura Group PLC(a)	8,229,621
342,653	Victrex PLC	9,416,688
458,243	Vitec Group PLC	6,634,177
		119,765,955

Total Common Stocks (Cost $512,647,814)		553,857,532

SHORT TERM INVESTMENTS - 13.30%
80,177,037	Dreyfus Government Cash Management Institutional Shares, 2.24%(c)	80,177,037

Total Short Term Investments (Cost $80,177,037)		80,177,037

Total Value of Investments (Cost $592,824,851) - 105.19%		634,034,569
Liabilities in Excess of Other Assets - (5.19)%		(31,299,483)
Net Assets - 100.00%		$602,735,086

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2019.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	16.95%	$102,193,307
Consumer Related	14.01%	84,441,999
Industrial Products & Systems	5.19%	31,299,890
Information/Knowledge Management	28.66%	172,671,460
Medical/Health Care	20.80%	125,354,774
Miscellaneous	6.28%	37,896,102
Short Term Investments	13.30%	80,177,037
Liabilities in excess of other assets	(5.19)%	(31,299,483)
Total	100.00%	$602,735,086

See Notes to Schedule of Investments.

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2019:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,235,678,906	$–	$–	$5,235,678,906
Short Term Investments	162,752,249	–	–	162,752,249
Total	$5,398,431,155	$–	$–	$5,398,431,155

Mid Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$25,533,140	$–	$–	$25,533,140
Short Term Investments	1,127,763	–	–	1,127,763
Total	$26,660,903	$–	$–	$26,660,903

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,838,875	$–	$–	$35,838,875
Short Term Investments	847,421	–	–	847,421
Total	$36,686,296	$–	$–	$36,686,296

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$551,270,355	$2,587,177	$–	$553,857,532
Short Term Investments	80,177,037	–	–	80,177,037
Total	$631,447,392	$2,587,177	$–	$634,034,569

*	See Schedule of Investments for industry/country classifications.

For the period ended June 30, 2019, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2019, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Security Name	Market Value as of March 31, 2019	Purchases	Sales	Corporate Actions	Market Value as of June 30, 2019*	Share Balance as of June 30, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
American Software, Inc.	$21,967,876	$-	$-	$-	$24,173,855	1,838,316	$202,215	$2,205,979	$-
Balchem Corp.	204,362,118	-	(3,294,068)	-	216,813,236	2,168,783	-	15,422,909	322,277
Cardiovascular Systems, Inc.	72,942,374	14,999,115	-	-	99,194,959	2,310,621	-	11,253,470	-
DMC Global, Inc.	48,668,942	12,174,378	-	-	73,146,381	1,154,639	19,609	12,303,061	-
Helios Technologies Inc. (a)	136,963,160	-	-	-	136,668,679	2,944,811	265,033	(294,481)	-
Inogen, Inc.	131,318,672	42,807,897	-	-	127,455,789	1,909,164	-	(46,670,780)	-
Manhattan Associates, Inc.	241,827,860	-	(67,964,737)	-	231,202,100	3,334,806	-	41,518,982	15,819,995
Meridian Bioscience, Inc.	43,428,197	-	-	-	29,297,387	2,466,110	-	(14,130,810)	-
Neogen Corp.	181,522,447	13,479,183	-	-	210,031,983	3,381,613	-	15,030,353	-
NextGen Healthcare Inc.	72,768,780	-	-	-	86,042,705	4,323,754	-	13,273,925	-
PROS Holdings, Inc.	97,170,501	45,897,057	-	-	204,919,004	3,239,314	-	61,851,446	-
Proto Labs, Inc.	219,455,568	-	-	-	242,165,065	2,087,270	-	22,709,497	-
Quidel Corp.	176,258,792	9,087,266	-	-	168,213,961	2,835,704	-	(17,132,097)	-
Vocera Communications, Inc.	72,512,692	-	-	-	73,177,526	2,292,529	-	664,834	-
					$1,922,502,630	36,287,434	$486,857	$118,006,288	$16,142,272

Investments no longer affiliated as of June 30, 2019
Alteryx Inc.	$169,443,735	$11,496,221	$-	$-	$235,333,757	2,156,651	$-	54,393,801	-
Ellie Mae, Inc.(b)	193,921,705	-	(35,679,817)	(158,795,109)	-	-	-	(28,231,068)	28,784,289
					$235,333,757	2,156,651	$-	$26,162,733	$28,784,289

					$2,157,836,387	38,444,085	$486,857	$144,169,021	$44,926,561

(a)	Sun Hydraulics Corp. changed its name to Helios Technologies Inc. on 6/17/2019
(b)	Ellie Mae, Inc. liquidated on 4/17/19
*	See Schedule of Investments for industry/country classifications.